Provisions - Rollforward of provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 562	£ 861
Other provisions, ending balance	424	562
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	459	674
Additions	245	220
Amounts utilised	(316)	(275)
Unused amounts reversed	(68)	(152)
Exchange and other movements	(1)	(8)
Other provisions, ending balance	319	459
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	164	309
Additions	117	91
Amounts utilised	(124)	(170)
Unused amounts reversed	(35)	(63)
Exchange and other movements	4	(3)
Other provisions, ending balance	126	164
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	175	237
Additions	61	32
Amounts utilised	(152)	(63)
Unused amounts reversed	(4)	(25)
Exchange and other movements	(3)	(6)
Other provisions, ending balance	77	175
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	21	25
Additions	4	11
Amounts utilised	(6)	(10)
Unused amounts reversed	(6)	(6)
Exchange and other movements	0	1
Other provisions, ending balance	13	21
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	99	103
Additions	63	86
Amounts utilised	(34)	(32)
Unused amounts reversed	(23)	(58)
Exchange and other movements	(2)	0
Other provisions, ending balance	103	99
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	103	187
Net change in expected credit loss provision and other movements	2	(84)
Other provisions, ending balance	£ 105	£ 103